Supplementary Items to the Cash Flow - Schedule of Non-Cash Transactions (Details) - Business Combination [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business combination:
Trade accounts receivable, net		R$ 3,061		R$ 7,809
Other current assets		5,545		1,735
Property and equipment, net		172		1,735
Right-of-use assets	768	107		1,058
Intangible assets		6,201		125,802
Goodwill		15,960		237,787
Other non-current assets		1,204
Accounts payable to suppliers		(894)		(7,808)
Salaries and labor charges		(776)
Loans and financing		(40)		(3,994)
Right-of-use lease liabilities		(118)		(1,058)
Taxes and fees		(940)
Deferred taxes		(2,421)		(40,730)
Deferred and contingent consideration		(25,849)		(282,205)
Other liabilities		(28)
Provisions for risks		(1,184)		(22,651)
Recognition of lease right-of-use asset in exchange for lease liabilities:
Property and equipment, net		447
Lease liability	768	(447)		1,972
Conversion of subscription rights to capital shares:
Capital reserve		(3,000)		1,500
Share capital		R$ (3,000)		R$ (3,201)